Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	125,000,000	15,625,000
Common stock, shares issued	18,360,459	62,500
Common stock, shares outstanding	18,360,459	62,500
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock, shares authorized	5,000,000	0
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Class A Preferred Stock [Member]
Preferred Stock, Redeemable portion, par value		$ 0.01
Preferred Stock, Redeemable portion, shares issued		6,000,000
Preferred Stock, Redeemable portion, shares outstanding		6,000,000
Preferred Stock, Redeemable portion, liquidation preference		$ 6,000,000
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock, shares authorized		86,000,000
Preferred Stock, shares issued		49,197,936
Preferred Stock, shares outstanding		49,197,936
Preferred Stock, liquidation preference		$ 49,197,936